IFRS 7 - Disclosure - Market Risk - Summary of Amortized Cost and Fair Values of Non-trading Equities (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity-accounted investments in associates	$ 145	$ 137
Amortized cost [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity securities designated at FVOCI	653	556
Equity-accounted investments in associates	145	137
Total	798	693
Financial assets at fair value [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity securities designated at FVOCI	672	572
Equity-accounted investments in associates	253	240
Total	$ 925	$ 812